Warrant Liabilities - Schedule of Warrants (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Warrant Liability [Roll Forward]
As of December 31, 2021	$ 143,237
Warrants issued	37,037
Change in fair value of financial instruments	(35,044)
Write-off of deferred costs	203
Settlements	(337)
Reclassification to equity	(124,805)
As of June 30, 2022	20,291
Liberty Warrants
Warrant Liability [Roll Forward]
As of December 31, 2021	0
Warrants issued	30,853
Change in fair value of financial instruments	(15,476)
Write-off of deferred costs	0
Settlements	0
Reclassification to equity	0
As of June 30, 2022	15,377
PIPE Warrant
Warrant Liability [Roll Forward]
As of December 31, 2021	0
Warrants issued	1,312
Change in fair value of financial instruments	(360)
Write-off of deferred costs	0
Settlements	0
Reclassification to equity	0
As of June 30, 2022	952
Columbia Warrant
Warrant Liability [Roll Forward]
As of December 31, 2021	143,237
Warrants issued	0
Change in fair value of financial instruments	(18,635)
Write-off of deferred costs	203
Settlements	0
Reclassification to equity	(124,805)
As of June 30, 2022	0
$8.63 Warrants
Warrant Liability [Roll Forward]
As of December 31, 2021	0
Warrants issued	4,872
Change in fair value of financial instruments	(573)
Write-off of deferred costs	0
Settlements	(337)
Reclassification to equity	0
As of June 30, 2022	$ 3,962